Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Revenue:
Total revenue	$ 400,041	$ 350,632	$ 313,404
Cost of revenue:
Total cost of revenue	110,340	103,710	98,000
Gross profit	289,701	246,922	215,404
Operating expenses:
Research and development	122,336	108,274	107,283
Selling, general and administrative	153,651	143,516	125,784
Amortization of other acquired intangible assets	453	258	391
Total operating expenses	276,440	252,048	233,458
Operating income (loss)	13,261	(5,126)	(18,054)
Other (expenses) income, net:
Interest income	2,033	2,470	1,896
Interest expense	(194)	(100)	(16)
Other (expenses) income, net	(3,758)	(1,614)	2,915
Total other (expenses) income, net	(1,919)	756	4,795
Income (loss) before provision for income taxes	11,342	(4,370)	(13,259)
Provision (benefit) for income taxes	6,729	2,864	(1,614)
Net income (loss)	4,613	(7,234)	(11,645)
Net income attributable to noncontrolling interest	5,251	4,817	3,925
Net loss attributable to Cognyte Software Ltd.	$ (638)	$ (12,051)	$ (15,570)
Net loss per share attributable to Cognyte Software Ltd.:
Basic (in dollars per share)	$ (0.01)	$ (0.17)	$ (0.22)
Diluted (in dollars per share)	$ (0.01)	$ (0.17)	$ (0.22)
Weighted-average shares outstanding:
Basic (in shares)	72,910	71,797	70,081
Diluted (in shares)	72,910	71,797	70,081
Software
Revenue:
Total revenue	$ 161,760	$ 125,815	$ 113,541
Cost of revenue:
Cost of revenue	24,935	19,988	18,919
Software service
Revenue:
Total revenue	187,589	180,872	165,027
Cost of revenue:
Cost of revenue	44,420	45,184	43,305
Professional service and other
Revenue:
Total revenue	50,692	43,945	34,836
Cost of revenue:
Cost of revenue	$ 40,985	$ 38,538	$ 35,776